DEBT - Disclosure of borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	$ 17,617	$ 16,460
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	345,787	357,025
Total debt	363,404	373,485	$ 355,481
Senior secured notes [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	313,965	317,728
Lease liabilities [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	8,094	7,990
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	11,829	11,107
Secured equipment loans [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	7,536	6,626
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	12,536	18,746
Lease related obligations [Member]
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings	1,987	1,844
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current borrowings	$ 7,457	$ 9,444